PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2016

Cost:
Computers and peripheral equipment	$15,477	$18,503
Office furniture, equipment and other	4,228	4,309
Buildings and Leasehold improvements	2,780	6,051

	22,485	28,863
Accumulated depreciation:
Computers and peripheral equipment	12,712	14,737
Office furniture, equipment and other	2,607	2,682
Leasehold improvements	1,491	1,637

	16,810	19,056

Depreciated cost	$5,675	$9,807

Depreciation expense totaled $1,582, $2,080 and $2,835 for the years 2014, 2015 and 2016, respectively.